CONSOLIDATED STATEMENTS OF PATRONAGE CAPITAL AND MEMBERSHIP FEES AND ACCUMULATED OTHER COMPREHENSIVE (DEFICIT) MARGIN - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Members' Capital
Net margin	$ (1,942)	$ 23,204	$ 3,196	$ 23,596	$ 55,895	$ 54,461	$ 51,199
Patronage Capital And Membership Fees
Increase (Decrease) in Members' Capital
Beginning balance		$ 1,016,747		$ 962,286	1,016,747	962,286	911,087
Net margin					55,895	54,461	51,199
Ending balance	$ 1,072,642		$ 1,016,747		$ 1,072,642	$ 1,016,747	$ 962,286